Income tax expense	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Income tax expense
11	Income tax expense

	2017	2016	2015
Current income tax	(88,768)	(97,122)	(49,894)
Deferred income tax	41,843	40,763	4,925
	(46,925)	(56,359)	(44,969)

The income tax expense differs from the theoretical amount that would arise using the tax rate in each country as follows:

	2017	2016	2015

Income before income tax	113,816	95,077	51,273
Tax expense calculated for each company	(41,342)	(35,778)	(8,637)
Adjustments
Non-taxable income	12,682	20,515	11,478
Expenses related to non-taxable income	(24,762)	(31,281)	(38,919)
Non-deductible expenses	(8,799)	(2,867)	(6,709)
Tax incentive	1,665	448	-
Tax relieving	-	(6,307)	-
Income tax rate change (*)	12,533	-	-
Other	1,098	(1,089)	(2,182)
Income tax expense	(46,925)	(56,359)	(44,969)

The effective income tax rate for the Group for the year ended December 31, 2017 is 41% (61% as of December 31, 2016 and 88% as of December 31, 2015).

(*) On December 29, 2017, the National Executive Office of Argentina issued Law 27430 - Income Tax. This law has introduced several changes in the treatment of income tax whose key components are the following: Income Tax Rate: The Income Tax rate for Argentine companies will be gradually reduced from 35% to 30% for fiscal years starting from January 1, 2018 until December 31, 2019 and to 25% for fiscal years beginning on or after January 1, 2020, inclusive.